8. Accrued Compensation (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total accrued compensation	$ 222,640	$ 211,905	$ 1,996,559
Accrued payroll taxes on accrued payroll (not yet due) [Member]
Total accrued compensation		0	185,866
Accrued officers compensation - Former CEO [Member]
Total accrued compensation		0	1,053,187
Accrued payroll taxes - delinquent [Member]
Total accrued compensation		211,905	316,044
Accrued officers compensation - Employee [Member]
Total accrued compensation		$ 0	$ 411,462